INVESTMENTS - Narrative (Detail)		1 Months Ended					3 Months Ended						6 Months Ended		9 Months Ended			12 Months Ended
	Jan. 03, 2017 USD ($)	Mar. 31, 2018 USD ($) JointVenture	Dec. 31, 2016 USD ($)		May 31, 2016 USD ($)	Jan. 31, 2016 USD ($)	Sep. 30, 2018 USD ($)		Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)		Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Debt securities exposure in single issuer greater than stated percentage of total investments							0.80%								0.80%			0.80%
Debt securities exposure in single issuer of total investments			$ 173,000,000															$ 207,000,000		$ 173,000,000
Available-for-sale securities, amortized cost basis			41,445,000,000				$ 44,574,000,000								$ 44,574,000,000			45,256,000,000		41,445,000,000
Available-for-sale securities, continuous unrealized loss position, 12 months or longer accumulated loss			142,000,000				716,000,000								716,000,000			294,000,000		142,000,000
Available for sale securities continuous non-income producing position 12 months							3,000,000								3,000,000			3,000,000
Trading securities, at fair value			12,085,000,000				14,993,000,000								14,993,000,000			14,170,000,000		12,085,000,000
fair value of collateralized borrowing under repurchase agreement			1,446,000,000															0		1,446,000,000
Separate account equity investment carrying value			64,000,000				52,000,000								52,000,000			50,000,000		64,000,000
Proceeds from sales of business, affiliate and productive assets		$ 143,000,000			$ 825,000,000	$ 1,900,000,000
Pre-tax loss on sale of interest in consolidated real estate joint venture					$ 457,000,000	$ 1,400,000,000
Other equity investments			1,345,000,000	[1]			1,387,000,000	[2]							1,387,000,000	[2]		1,392,000,000	[1]	1,345,000,000	[1]
Net income (loss) attributable to Holdings			1,254,000,000				(496,000,000)		$ 164,000,000	$ 214,000,000	$ 10,000,000	$ (277,000,000)	$ 378,000,000	$ 341,000,000	(118,000,000)		$ 351,000,000	834,000,000		1,254,000,000		$ 325,000,000
Net derivative investment gains (loss)							(2,006,000,000)		(46,000,000)	(236,000,000)	(316,000,000)	(204,000,000)	(282,000,000)	548,000,000	(2,288,000,000)		232,000,000	214,000,000		(1,848,000,000)		(1,404,000,000)
Cash and securities collateral for derivative contract			740,000,000				2,189,000,000								2,189,000,000			2,123,000,000		740,000,000
Cash and securities collateral			868,000,000				65,000,000								65,000,000			4,000,000		868,000,000
Collateralized Derivative			747,000,000															2,000,000		747,000,000
Gross Derivative Assets	$ (18,000,000)
Gross Derivative Liabilities	$ (4,000,000)
Securities sold under agreements to repurchase			3,593,000,000				1,900,000,000								1,900,000,000			1,887,000,000		3,593,000,000
Interest credited to policyholders’ account balances							278,000,000				255,000,000	246,000,000		488,000,000	817,000,000		743,000,000	995,000,000		967,000,000		934,000,000
Investment expenses							13,000,000				$ 12,000,000				51,000,000		41,000,000	72,000,000		79,000,000		139,000,000
Number of real estate joint ventures sold | JointVenture		2
Other accrued liabilities, current			7,000,000				9,000,000								9,000,000			5,000,000		7,000,000
Previously Reported [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Net income (loss) attributable to Holdings									158,000,000	168,000,000		(290,000,000)	326,000,000	318,000,000			192,000,000	850,000,000		1,197,000,000		330,000,000
Net derivative investment gains (loss)									$ (73,000,000)	$ (281,000,000)		(235,000,000)	$ (354,000,000)	494,000,000			166,000,000	228,000,000		(1,720,000,000)		(1,393,000,000)
Interest credited to policyholders’ account balances												$ 246,000,000		$ 488,000,000			$ 794,000,000	1,108,000,000		1,102,000,000		956,000,000
S&P 500, Russell 1000, NASDAQ 100 and Emerging Market Indices
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Exchange-traded future contract, initial margin requirement							226,000,000								226,000,000			208,000,000
US Treasury Notes and Euro Dollar
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Exchange-traded future contract, initial margin requirement							55,000,000								55,000,000			40,000,000
Euro Stoxx, FTSE100, EAFE And Topix Indices
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Exchange-traded future contract, initial margin requirement							21,000,000								21,000,000			25,000,000
Policy Benefits For Life And Annuity Contracts
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Interest credited to policyholders’ account balances																		3,000,000		4,000,000		4,000,000
Equity Method Investee
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Other equity investments			1,133															1,114		1,133
Net income (loss) attributable to Holdings																		154		50
Troubled Debt Restructuring
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Amortized Cost																		0		15,000,000
Gross Interest Income loans																		0		0		1,000,000
Net Realized Trading Gains Losses On Closed Contracts
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Net derivative investment gains (loss)																		(2,206,000,000)		(482,000,000)		(483,000,000)
Realized Gain loss on Contracts																		1,937,000,000		(655,000,000)		(752,000,000)
US Treasury Securities [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Transfer of financial assets accounted for as sales, fair value of derecognized assets																		3,796,000,000
Transfer of financial assets accounted for as sales, cash proceeds received for assets derecognized, amount																		3,905,000,000
Credit Default Swaps
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Transfer of financial assets accounted for as sales, fair value of derecognized assets																		(23,000,000)
Fixed Maturities
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Available-for-sale securities, amortized cost basis			41,332,000,000				44,574,000,000								44,574,000,000			45,068,000,000		41,332,000,000
Corporate
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Debt securities exposure in single issuer of total investments							213,000,000								213,000,000			207,000,000
Available-for-sale securities, amortized cost basis			15,930,000,000				28,327,000,000								28,327,000,000			17,181,000,000		15,930,000,000
Available-for-sale securities, continuous unrealized loss position, 12 months or longer accumulated loss			7,000,000				154,000,000								154,000,000			18,000,000		7,000,000
US Treasury Bond Securities [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Unrealized gain (loss) on derivatives																		(86,000,000)		(97,000,000)
Other Than Investment Grade
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Available-for-sale securities, amortized cost basis other than investment grade			$ 1,661,000,000				$ 1,314,000,000								$ 1,314,000,000			$ 1,372,000,000		$ 1,661,000,000
Percentage of available for sale securities			4.00%				2.90%								2.90%			3.00%		4.00%
Other Than Investment Grade | Previously Reported [Member]
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Percentage of available for sale securities																		3.00%
Other Than Investment Grade | Fixed Maturities
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Available-for-sale securities, gross unrealized loss															$ 11,000,000					$ (60,000,000)
Available-for-sale securities, gross unrealized gains																		$ 5,000,000
Agricultural Mortgage Loans
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Financing receivable, allowance for credit losses							$ 0								0
Commercial Mortgage Loans
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Financing receivable, recorded investment, nonaccrual status							$ 19,000,000								$ 19,000,000			19,000,000
Financing receivable, allowance for credit losses			$ 8,000,000															$ 8,000,000		$ 8,000,000		$ 6,000,000	$ 37,000,000

[1]	See Note 2 for details of balances with variable interest entities.
[2]	See Note 2 for details of balances with variable interest entities.